Bunker Hill Mine and Mining Interests (Tables)	12 Months Ended
Dec. 31, 2025
Extractive Industries [Abstract]
Schedule of Mining Interests

The carrying cost of the Bunker Hill Mine is comprised of the following:

	December 31,	December 31,
	2025	2024

Bunker Hill Mine purchase	$14,247,210	$14,247,210
Ranger Page Property purchase	4,216,360	-
Capitalized development	10,634,780	6,626,865
Sale of mineral properties (note 10)	(4,476,498)	(2,768,510)
Land	232,000	202,000
Definition drilling	542,025	488,026
Bunker Hill Mine	$25,395,877	$18,795,591

Schedule of Property Acquisition Details

Release Date	Payment Shares Release to Vendor Parent from Contractual Escrow
6–month anniversary from December 11, 2025	66,667 Payment Shares
9–month anniversary December 11, 2025	66,667 Payment Shares
12–month anniversary of December 11, 2025	Balance of the Payment Shares (533,334 Payment Shares)